FAIR VALUE MEASUREMENTS - Valuation Assumptions (Details)	Dec. 31, 2021 item	Dec. 31, 2020	Dec. 31, 2019
Valuation assumptions
Number of scenarios to allocate equity value to warrants	2
Valuation technique	us-gaap:ValuationTechniqueOptionPricingModelMember
Expected term
Valuation assumptions
Valuation assumptions	1.25	2.25	3
Expected dividend yield
Valuation assumptions
Valuation assumptions	0	0	0
Expected volatility
Valuation assumptions
Valuation assumptions	83.00	96.83	78.11
Risk-free interest rate
Valuation assumptions
Valuation assumptions	0.75	0.42	1.91